Keeley Funds, Inc.

401 South LaSalle Street

Suite 1201

Chicago, IL 60605

May 3, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

On behalf of the Keeley Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus of the Corporation dated January 31, 2012, as supplemented April 20, 2012, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the Keeley Mid Cap Dividend Value Fund, a series of the Corporation.

Very truly yours,

KEELEY FUNDS, INC.

/s/ Robert Kurinsky
Robert Kurinsky
Secretary